Financial risk management objectives and policies - Securities price sensitivity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [abstract]
Percentage increase in price sensitivity	1.00%	1.00%
Increase in price sensitivity, effect on profit before tax			$ 386
Percentage decrease in price sensitivity		(1.00%)		(1.00%)
Decrease in price sensitivity, effect on profit before tax			$ (386)